Quarterly Holdings Report
for
Fidelity® Conservative Income Municipal Bond Fund
March 31, 2022
CMB-NPRT1-0522
1.967797.108
Municipal Bonds - 48.4%
	Principal Amount (a)	Value ($)
Alabama - 0.7%
Black Belt Energy Gas District Bonds Series 2017 A, 4%, tender 7/1/22 (b)	12,730,000	12,815,482
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 2.9%, tender 12/12/23 (b)	600,000	607,675
Southeast Alabama Gas Supply District Bonds (Proj. No. 2) Series 2018 A, 4%, tender 6/1/24 (b)	3,890,000	4,010,467
Southeast Energy Auth. Rev. Bonds (Proj. No. 2) Series 2021 B1:
4% 6/1/24	510,000	527,224
4% 6/1/25	615,000	642,573
TOTAL ALABAMA		18,603,421
Alaska - 0.0%
Alaska Int'l. Arpts. Revs. Series 2021 C, 5% 10/1/25 (c)	1,190,000	1,291,158
Arizona - 1.5%
Arizona Board of Regents Ctfs. of Prtn.:
(Univ. of Arizona Proj.) Series 2018 A, 5% 6/1/22	830,000	835,081
Series 2015 A, 5% 6/1/22	515,000	518,278
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/24	1,000,000	1,078,713
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2007, 2.7%, tender 8/14/23 (b)(c)	2,050,000	2,067,035
Series 2019, 5%, tender 6/3/24 (b)(c)	17,020,000	18,000,909
Coconino County Poll. Cont. Corp. Rev. Bonds Series 2017 A, 1.875%, tender 3/31/23 (b)(c)	1,450,000	1,449,543
Maricopa County Rev. Bonds:
Series 2019 B, SIFMA Municipal Swap Index + 0.380% 0.89%, tender 4/7/22 (b)(d)	8,055,000	8,055,404
Series B, 5%, tender 10/18/22 (b)	4,020,000	4,100,181
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/23 (c)	525,000	544,768
Series 2017 A, 5% 7/1/23 (c)	500,000	518,827
Series 2018, 5% 7/1/22 (c)	1,000,000	1,009,020
Yuma Pledged Rev. Series 2021:
4% 7/1/22	325,000	327,318
4% 7/1/23	325,000	333,878
4% 7/1/24	300,000	312,883
TOTAL ARIZONA		39,151,838
California - 2.7%
California Health Facilities Fing. Auth. Rev. Bonds Series 2017 A:
5%, tender 11/1/22 (b)	950,000	969,181
5%, tender 11/1/22 (b)	13,650,000	13,925,595
California Infrastructure and Econ. Dev. Bank Rev. Series 2017, 5% 5/15/22	760,000	763,553
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2021 A, 0.3%, tender 4/1/22 (b)(c)	7,900,000	7,900,061
Series 2021 B, 0.375%, tender 7/15/22 (b)(c)	9,950,000	9,922,744
(Waste Mgmt., Inc. Proj.) Series 2009 A, 1.3%, tender 2/3/25 (b)(e)	750,000	725,546
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C, 5% 8/1/24 (f)	1,925,000	2,019,962
California Statewide Cmntys. Dev. Auth. Series 2021, 4% 5/15/23	2,500,000	2,560,066
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2018 A, 5% 6/1/22 (Escrowed to Maturity)	1,360,000	1,368,810
Los Angeles Dept. Arpt. Rev.:
Series 2017 B, 5% 5/15/23 (c)	1,700,000	1,757,189
Series 2018 C, 5% 5/15/22 (c)	6,490,000	6,518,002
Series 2019 A:
5% 5/15/23 (c)	1,865,000	1,927,740
5% 5/15/24 (c)	705,000	745,218
Series 2020 C, 5% 5/15/24 (c)	500,000	530,123
Series 2022 C, 5% 5/15/25 (c)	1,475,000	1,587,891
Series B, 5% 5/15/24 (c)	1,065,000	1,129,161
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/25 (Pre-Refunded to 4/15/22 @ 100)	3,000,000	3,003,814
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2019 B:
5% 7/1/23 (c)	500,000	518,513
5% 7/1/24 (c)	500,000	527,857
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2013 A:
5% 5/1/22 (Escrowed to Maturity) (c)	1,020,000	1,022,985
5% 5/1/23 (c)	1,310,000	1,355,125
Series 2016 D, 5% 5/1/22 (Escrowed to Maturity)	470,000	471,412
Series 2017 D, 5% 5/1/24 (c)	1,000,000	1,055,246
Series 2018 A, 5% 5/1/22 (Escrowed to Maturity) (c)	500,000	501,463
Series 2019 H:
5% 5/1/22 (Escrowed to Maturity) (c)	1,000,000	1,002,927
5% 5/1/24 (c)	550,000	580,385
San Jose Int. Arpt. Rev.:
Series 2014 A, 5% 3/1/23 (Escrowed to Maturity) (c)	3,500,000	3,606,476
Series 2021 B, 5% 3/1/25	375,000	404,720
Vernon Elec. Sys. Rev. Series 2021 A:
4% 4/1/22	1,000,000	1,000,000
4% 10/1/22	1,000,000	1,011,077
5% 10/1/23	1,350,000	1,403,734
TOTAL CALIFORNIA		71,816,576
Colorado - 0.9%
Colorado Health Facilities Auth. Bonds (Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (b)	925,000	932,004
Colorado Health Facilities Auth. Rev. Bonds Series 2016 C, 5%, tender 11/15/23 (b)	595,000	623,059
Denver City & County Arpt. Rev.:
Series 2012 A:
5% 11/15/22 (c)	1,610,000	1,643,835
5% 11/15/23 (c)	500,000	508,898
5% 11/15/24 (c)	1,600,000	1,633,128
Series 2012 B, 5% 11/15/29 (Pre-Refunded to 11/15/22 @ 100)	1,000,000	1,022,667
Series 2013 A, 5% 11/15/22 (c)	800,000	816,813
Series 2013 B, 5% 11/15/22	225,000	229,952
Series 2016 A, 5% 11/15/23	675,000	708,595
Series 2017 A, 5% 11/15/24 (c)	825,000	881,095
Series 2020 A1, 5% 11/15/22	9,250,000	9,453,601
Series 2020 A2, 5% 11/15/22	3,385,000	3,459,507
Series 2020 B1, 5% 11/15/22 (c)	2,230,000	2,276,865
Vauxmont Metropolitan District Series 2020, 5% 12/1/23 (Assured Guaranty Muni. Corp. Insured)	195,000	204,244
TOTAL COLORADO		24,394,263
Connecticut - 3.3%
Connecticut Gen. Oblig.:
Series 2012 B, 5% 4/15/23	650,000	651,092
Series 2013 A:
1.5% 3/1/25 (b)	1,075,000	1,093,804
5% 10/15/22	4,815,000	4,912,566
Series 2014 C, 5% 6/15/22	5,620,000	5,665,392
Series 2014 D, 5% 6/15/22	855,000	861,906
Series 2016 B:
5% 5/15/23	1,470,000	1,525,255
5% 5/15/25	505,000	548,558
Series 2016 D, 5% 8/15/23	600,000	626,177
Series 2016 E, 5% 10/15/23	1,210,000	1,268,345
Series 2018 B, 5% 4/15/22	2,080,000	2,082,669
Series 2018 F, 5% 9/15/22	5,980,000	6,084,039
Series 2019 A:
5% 4/15/22	710,000	710,911
5% 4/15/23	3,985,000	4,125,456
Series 2020 B, 5% 1/15/23	1,265,000	1,300,584
Series 2020 C, 3% 6/1/22	875,000	877,966
Series 2021 D, 5% 7/15/24	1,760,000	1,877,811
Series 2022 A, 3% 1/15/23	6,705,000	6,789,899
Series A:
3% 1/15/23	1,050,000	1,063,295
3% 1/15/24	500,000	509,945
3% 4/15/24	500,000	510,239
4% 1/15/24	465,000	482,354
Series C:
4% 6/1/23	400,000	410,537
5% 12/15/23	735,000	773,666
5% 6/1/24	2,555,000	2,570,807
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A3, 0.25%, tender 2/9/24 (b)	11,800,000	11,390,572
Series 2010 A4, 1.1%, tender 2/11/25 (b)	9,050,000	8,737,315
Series 2014 B, 1.8%, tender 7/1/24 (b)	980,000	976,364
Series 2017 A1, 5%, tender 7/1/22 (b)	3,475,000	3,507,798
Series 2022 M, 5% 7/1/23 (f)	175,000	181,246
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:
(Chesla Ln. Prog.):
Series 2017 A, 5% 11/15/23 (c)	690,000	721,977
Series C, 5% 11/15/22	175,000	178,787
(Chesla Loan Prog.):
Series B, 5% 11/15/22 (c)	125,000	127,666
Series C, 5% 11/15/23	225,000	235,610
Connecticut Hsg. Fin. Auth.:
Series A2:
0.2% 5/15/22 (c)	750,000	749,399
0.25% 11/15/22 (c)	555,000	551,265
0.35% 5/15/23 (c)	250,000	246,072
0.4% 11/15/23 (c)	300,000	292,627
Series C:
5% 5/15/22 (c)	1,000,000	1,004,315
5% 5/15/23 (c)	445,000	459,470
Sseries C, 5% 11/15/22 (c)	1,045,000	1,066,637
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2015 A, 5% 8/1/22	725,000	734,132
Series 2021 C:
5% 1/1/23	4,925,000	5,053,400
5% 1/1/24	1,340,000	1,412,039
Series A:
5% 10/1/22	1,900,000	1,934,837
5% 5/1/23	1,850,000	1,915,338
TOTAL CONNECTICUT		88,800,139
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (b)	580,000	554,026
Delaware Trans. Auth. Grant Series 2020, 5% 9/1/24	850,000	909,853
TOTAL DELAWARE		1,463,879
District Of Columbia - 0.5%
District of Columbia Gen. Oblig.:
Series 2021 D, 4% 2/1/24	325,000	337,895
Series 2021 E, 5% 2/1/23	5,000,000	5,145,941
District of Columbia Hosp. Rev. Series 2015, 5% 7/15/22	150,000	151,644
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2013 A, 5% 10/1/22 (c)	1,000,000	1,018,037
Series 2019 A, 5% 10/1/22 (c)	220,000	223,968
Series 2020 A:
5% 10/1/22 (c)	3,625,000	3,690,383
5% 10/1/23 (c)	1,910,000	1,998,376
TOTAL DISTRICT OF COLUMBIA		12,566,244
Florida - 2.0%
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/22 (c)	625,000	634,660
Series 2017, 5% 10/1/24 (c)	500,000	532,689
Series 2019 A:
5% 10/1/22 (c)	1,925,000	1,954,753
5% 10/1/23 (c)	1,250,000	1,302,566
Series 2019 B, 5% 10/1/22 (c)	865,000	878,370
Broward County Port Facilities Rev. Series 2011 B, 5% 9/1/22 (c)	330,000	330,957
Broward County School District Series 2015, 5% 7/1/22	400,000	403,775
Citizens Property Ins. Corp. Series 2012 A1, 5% 6/1/22	1,995,000	2,007,794
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	5,150,000	5,193,272
Florida Dev. Fin. Corp. Rev. Bonds (Brightline Florida Passenger Rail Expansion Proj.) Series 2021 A, 0.3%, tender 7/1/22 (b)(c)	6,025,000	6,013,798
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2015 A:
4% 10/1/22 (c)	870,000	880,625
4% 10/1/22 (Escrowed to Maturity) (c)	200,000	202,621
Series 2016 A:
5% 10/1/22 (c)	305,000	310,213
5% 10/1/22 (Escrowed to Maturity) (c)	465,000	473,364
Series 2019 A, 5% 10/1/22 (c)	4,430,000	4,505,719
Hillsborough County Aviation Auth. Rev.:
Series 2013 A, 5.5% 10/1/24 (Pre-Refunded to 10/1/23 @ 100) (c)	1,420,000	1,493,305
Series 2018 E, 5% 10/1/23 (c)	225,000	234,732
Series 2022 A:
5% 10/1/24 (c)	2,800,000	2,985,868
5% 10/1/25 (c)	755,000	819,180
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2013 A, 5% 10/1/22	855,000	870,847
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/23 (f)	260,000	269,251
5% 10/1/24 (f)	580,000	612,637
5% 10/1/25 (f)	455,000	489,735
JEA Wtr. & Swr. Sys. Rev. Series A, 5% 10/1/23	895,000	938,578
Lee County Arpt. Rev. Series 2021 A:
5% 10/1/23 (c)	405,000	422,031
5% 10/1/24 (c)	1,530,000	1,623,912
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/22 (c)	2,135,000	2,170,538
5% 10/1/24	895,000	910,965
Series 2020 A, 5% 10/1/23	1,105,000	1,155,294
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/22	1,000,000	1,008,429
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2021 A, 5% 8/1/22	890,000	901,505
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. of Florida Proj.):
Series 2007, 0.32%, tender 11/1/22 (b)	1,200,000	1,193,018
Series 2018, 0.4%, tender 8/1/23 (b)(c)	2,400,000	2,340,006
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/22	1,220,000	1,223,674
Okeechobee County Solid Waste Rev. Bonds (Waste Mgmt., Inc.-Okeechobee Landfill Proj.) Series 2004 A, 0.55%, tender 7/1/24 (b)	1,500,000	1,433,452
Orange County Health Facilities Auth. Series B, 5% 10/1/22	2,605,000	2,652,505
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/22	755,000	761,959
Orlando Utils. Commission Util. Sys. Rev. Series 2013 A, 5% 10/1/24	500,000	536,337
Tampa Hosp. Rev. Series 2016 B, 5% 7/1/22	935,000	943,848
TOTAL FLORIDA		53,616,782
Georgia - 4.4%
Atlanta Arpt. Passenger Facilities Charge Rev. Series 2019 F, 5% 7/1/22	10,800,000	10,902,733
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.):
Series 2009 1st, 2.75%, tender 3/15/23 (b)	12,025,000	12,063,125
Series 2013, 1.55%, tender 8/19/22 (b)	3,530,000	3,524,925
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (b)	1,300,000	1,296,811
Series 2012 1st, 1.55%, tender 8/19/22 (b)	900,000	898,706
Series 1995, 2.25%, tender 5/25/23 (b)	500,000	498,885
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2020 A:
3% 11/1/22	650,000	655,635
4% 11/1/23	895,000	922,985
5% 1/1/23	2,775,000	2,843,800
5% 1/1/23	1,250,000	1,280,991
Series 2021 A:
5% 1/1/24	335,000	351,593
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	200,000	215,303
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S, 5% 10/1/23	2,050,000	2,082,258
Griffin-Spalding County Hosp. (WellStar Health Sys., Inc. Proj.) Series 2017 A, 5% 4/1/23	250,000	257,958
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 A, 4%, tender 9/1/23 (b)	6,305,000	6,477,756
Series 2018 B, 1 month U.S. LIBOR + 0.750% 0.904%, tender 9/1/23 (b)(d)	25,095,000	25,046,421
Series 2018 C, 4%, tender 12/1/23 (b)	2,490,000	2,565,878
Series 2018 E, SIFMA Municipal Swap Index + 0.570% 1.08%, tender 12/1/23 (b)(d)	40,430,000	40,458,612
Series 2019 B, 4%, tender 12/2/24 (b)	2,030,000	2,118,215
Series 2018 A, 4% 3/1/23	720,000	734,782
Series 2022 A, 4% 12/1/25	1,260,000	1,317,963
Paulding County Hosp. Auth. Rev. Series 2022 A, 5% 4/1/23	565,000	582,929
Private Colleges & Univs. Auth. Rev. (Mercer Univ. Proj.) Series 2021, 5% 10/1/22	300,000	305,351
TOTAL GEORGIA		117,403,615
Hawaii - 0.0%
State of Hawaii Dept. of Trans. Series 2013, 5% 8/1/22 (c)	750,000	756,974
Illinois - 3.6%
Champaign County Cmnty. Unit Series 2020 A, 0% 1/1/23	200,000	197,111
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2021 C:
5% 12/1/22	1,320,000	1,351,981
5% 12/1/23	1,380,000	1,452,606
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 A, 5% 1/1/23 (c)	4,535,000	4,636,557
Chicago Park District Gen. Oblig.:
Series 2014 B, 5% 1/1/24	615,000	646,327
Series 2021 D:
4% 1/1/23	375,000	381,658
4% 1/1/24	100,000	103,391
Series 2021 E, 4% 1/1/24	1,340,000	1,385,442
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2021:
5% 6/1/23	550,000	569,801
5% 6/1/24	625,000	663,387
Cook County Gen. Oblig.:
Series 2012 C, 5% 11/15/22	1,770,000	1,807,968
Series 2021 A:
5% 11/15/22	1,400,000	1,430,031
5% 11/15/23	390,000	408,837
5% 11/15/24	450,000	482,256
Series 2021 B:
4% 11/15/22	2,240,000	2,274,418
4% 11/15/23	1,560,000	1,610,686
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 0.4%, tender 11/1/22 (b)(c)	3,600,000	3,570,873
Illinois Fin. Auth. Rev.:
Bonds Series 2017 B, 5%, tender 12/15/22 (b)	1,000,000	1,024,137
Series 2019, 5% 9/1/22	225,000	227,912
Illinois Gen. Oblig.:
Series 2012, 5% 8/1/22 (Assured Guaranty Muni. Corp. Insured)	9,595,000	9,704,472
Series 2013 A, 5% 4/1/24	1,705,000	1,766,440
Series 2013:
5% 7/1/22	490,000	494,175
5% 7/1/23	3,265,000	3,380,344
Series 2017 D:
5% 11/1/22	4,400,000	4,481,651
5% 11/1/23	5,300,000	5,530,081
Series 2018 B, 5% 5/1/22	1,500,000	1,504,146
Series 2021 A, 5% 3/1/23	230,000	236,176
Series 2021 B, 5% 3/1/23	275,000	282,384
Series 2021 C, 4% 3/1/23	6,960,000	7,085,198
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	280,000	287,237
Illinois Reg'l. Trans. Auth. Series 2017 A, 5% 7/1/23	595,000	618,750
Illinois Sales Tax Rev.:
Series 2013, 5% 6/15/22	1,215,000	1,222,991
Series 2021 A:
3% 6/15/22	3,195,000	3,203,527
4% 6/15/23	6,065,000	6,204,813
4% 6/15/24	3,195,000	3,309,774
Series 2021 C, 5% 6/15/25	270,000	291,067
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2014 A, 5% 12/1/22	3,875,000	3,966,553
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2011, 5.5% 2/1/23	1,470,000	1,515,949
Metropolitan Pier & Exposition Series 2022 A, 3% 6/15/24	1,870,000	1,884,780
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/22	5,015,000	5,044,242
5% 6/1/23	6,220,000	6,429,373
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2014 C, 5% 3/15/23	630,000	650,241
Univ. of Illinois Rev. Series 2013 A:
5% 4/1/22	625,000	625,000
5% 4/1/25	250,000	258,058
Waukegan Gen. Oblig. Series 2018 B, 4% 12/30/22 (Assured Guaranty Muni. Corp. Insured)	600,000	610,132
TOTAL ILLINOIS		94,812,933
Indiana - 0.7%
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.4%, tender 10/3/22 (b)(c)	400,000	397,684
Indianapolis Gas Util. Sys. Rev. Series 2020 A, 5% 8/15/22	1,115,000	1,130,921
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2015 I, 5% 1/1/23 (c)	1,660,000	1,700,159
Series 2021 A:
5% 6/1/22	275,000	276,728
5% 6/1/23	610,000	632,748
Purdue Univ. Rev.:
Series 2020 EE, 5% 7/1/22	475,000	479,647
Series CC, 5% 7/1/22	575,000	580,626
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
Series 2015, 5%, tender 11/1/22 (b)(c)	3,255,000	3,313,705
Series 2016 A, 5%, tender 3/1/23 (b)(c)	8,700,000	8,931,228
TOTAL INDIANA		17,443,446
Iowa - 0.0%
Iowa Fin. Auth. Rev. Series 2018 B, 5% 2/15/23	515,000	530,286
Kentucky - 1.2%
Kentucky Asset/Liability Commission Agcy. Fund Rev. Series A:
3% 9/1/22	500,000	503,920
5% 9/1/22	3,750,000	3,809,863
Kentucky Asset/Liability Commission Gen. Fund Rev. Series 2021 A, 5% 11/1/24	1,000,000	1,074,888
Kentucky State Property & Buildings Commission Rev.:
Series 2016 B, 5% 11/1/23	1,445,000	1,514,091
Series 2016, 3% 4/1/22	895,000	895,000
Series 2017:
5% 4/1/22	1,155,000	1,155,000
5% 4/1/23	1,390,000	1,434,247
Series 2018, 5% 5/1/23	3,545,000	3,666,343
Series A:
5% 10/1/22	1,025,000	1,042,418
5% 8/1/23	625,000	650,748
5% 11/1/23	1,030,000	1,079,248
Series B:
5% 8/1/22	930,000	940,884
5% 11/1/22	1,955,000	1,993,107
5% 8/1/23	4,100,000	4,268,906
Kentucky, Inc. Pub. Energy Bonds Series C1, 4%, tender 6/1/25 (b)	585,000	607,052
Louisville & Jefferson County Bonds Series 2020 B, 5%, tender 10/1/23 (b)	1,000,000	1,042,203
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/24 (Pre-Refunded to 6/1/22 @ 100)	4,400,000	4,427,790
5% 12/1/29 (Pre-Refunded to 6/1/22 @ 100)	800,000	805,053
TOTAL KENTUCKY		30,910,761
Louisiana - 1.0%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/22 (Assured Guaranty Muni. Corp. Insured)	4,090,000	4,116,230
Louisiana Gen. Oblig. Series 2020 A, 5% 3/1/23	835,000	860,325
Louisiana Local Govt. Envir. Facilities and Cmnty. Dev. Auth. Bonds (American Biocarbon, CT, LLC Proj.) Series 2021, 0.25%, tender 6/1/22 (b)(c)	7,800,000	7,783,599
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (b)	8,040,000	7,997,739
State of Louisiana Grant Anticipation Rev. Series 2021, 5% 9/1/22	4,400,000	4,470,057
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	800,000	827,542
TOTAL LOUISIANA		26,055,492
Maryland - 0.2%
Maryland Dept. of Trans.:
Series 2022 A, 5% 12/1/24	550,000	594,631
Series 2022 B, 5% 12/1/23 (f)	635,000	654,752
Maryland Gen. Oblig. Series 2 A, 5% 8/1/23	1,130,000	1,178,677
Maryland Stadium Auth. Built to Learn Rev. Series 2022 A:
5% 6/1/24	730,000	776,430
5% 6/1/25	905,000	984,668
TOTAL MARYLAND		4,189,158
Massachusetts - 2.9%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series A, 0% 7/1/22	6,965,000	6,946,693
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (b)	3,200,000	3,275,975
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds:
Series 2019 DD 1, 5%, tender 4/1/24 (b)	1,070,000	1,115,800
Series 2019 DD 2, 5%, tender 4/1/24 (b)	2,295,000	2,393,235
Series S3, SIFMA Municipal Swap Index + 0.500% 1.01%, tender 4/7/22 (b)(d)	7,400,000	7,391,565
Series 2014 M4, 5% 7/1/22	735,000	742,100
Series 2018 R, 5% 10/1/22	160,000	163,005
Series 2020 A, 5% 10/1/22	905,000	921,999
Series 2021 I, 5% 10/1/24	900,000	963,816
Massachusetts Edl. Fing. Auth. Rev.:
Series 2013, 5% 7/1/22 (c)	1,800,000	1,816,634
Series 2015 A, 5% 1/1/24 (c)	18,160,000	18,926,000
Series 2016 J, 5% 7/1/22 (c)	1,795,000	1,810,969
Series 2018 B, 5% 7/1/23 (c)	450,000	466,098
Series 2020 C, 5% 7/1/24 (c)	600,000	631,949
Massachusetts Gen. Oblig. Series 2021 B, 5% 11/1/23	24,925,000	26,188,406
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/23 (c)	2,660,000	2,765,842
TOTAL MASSACHUSETTS		76,520,086
Michigan - 0.9%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/22 (Assured Guaranty Muni. Corp. Insured)	855,000	863,049
Grand Rapids Pub. Schools Series 2017, 5% 5/1/22 (Assured Guaranty Muni. Corp. Insured)	1,170,000	1,173,622
Huron School District Series 2019, 5% 5/1/22	660,000	662,013
Imlay City Cmnty. School District Series 2020 I, 4% 5/1/23	555,000	568,714
Michigan Fin. Auth. Rev.:
Bonds Series 2019 B, 3.5%, tender 11/15/22 (b)	7,325,000	7,414,359
Series 2014 25A, 5% 11/1/22 (c)	1,950,000	1,989,938
Series 2015 A, 5% 8/1/22	3,600,000	3,645,344
Series 2015 D1:
0.25% 10/15/22	540,000	535,539
0.4% 10/15/23	450,000	435,782
0.55% 10/15/24	700,000	673,929
Michigan Gen. Oblig. Series 2016, 5% 3/15/24	500,000	529,367
Milan Area Schools Series 2019, 5% 5/1/22	675,000	677,038
Oakland Univ. Rev.:
Series 2022 A:
5% 3/1/23 (f)	345,000	354,199
5% 3/1/24 (f)	175,000	184,133
5% 3/1/25 (f)	200,000	215,282
Series 2022 B:
5% 3/1/24 (f)	350,000	359,528
5% 3/1/25 (f)	1,185,000	1,239,829
South Lyon Cmnty. Schools Series 2016, 5% 5/1/23	900,000	931,786
Walled Lake Consolidated School District Series 2022, 4% 5/1/23 (f)	1,670,000	1,709,479
Wayne County Arpt. Auth. Rev. Series 2011 A, 4.125% 12/1/22 (Assured Guaranty Muni. Corp. Insured) (c)	1,200,000	1,202,217
TOTAL MICHIGAN		25,365,147
Minnesota - 0.1%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2016 B, 5% 1/1/23	1,400,000	1,435,446
Minnesota Hsg. Fin. Agcy. Series H:
0.6% 7/1/23 (c)	225,000	221,415
0.7% 7/1/24 (c)	205,000	198,267
TOTAL MINNESOTA		1,855,128
Missouri - 0.0%
Saint Louis Arpt. Rev. Series 2017 B, 5% 7/1/22 (Assured Guaranty Muni. Corp. Insured) (c)	1,000,000	1,008,897
Nebraska - 0.3%
Central Plains Energy Proj. Gas Supply Series 2019:
4% 8/1/22	1,500,000	1,512,368
4% 2/1/23	1,060,000	1,078,323
4% 8/1/23	1,170,000	1,198,615
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Projs.) Series 2017, 5% 7/1/23	825,000	857,619
Nebraska Pub. Pwr. District Rev.:
Bonds Series 2020 A, 0.6%, tender 7/1/23 (b)	1,950,000	1,916,573
Series 2017 B, 5% 1/1/25	650,000	701,720
TOTAL NEBRASKA		7,265,218
Nevada - 1.0%
Clark County Arpt. Rev.:
Series 2019 D, 5% 7/1/22	800,000	807,413
Series 2021 B, 5% 7/1/24 (c)	1,870,000	1,980,919
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2019 E, 5% 7/1/22	2,625,000	2,649,323
Clark County Poll. Cont. Rev. Bonds Series 2017, 1.65%, tender 3/31/23 (b)	1,570,000	1,568,045
Clark County School District:
Series 2016 D, 5% 6/15/23	2,715,000	2,818,910
Series 2016 F, 4% 6/15/24	500,000	501,048
Series 2017 A, 5% 6/15/22	470,000	473,635
Series 2017 C, 5% 6/15/22	700,000	705,414
Series 2020 A, 3% 6/15/25 (Assured Guaranty Muni. Corp. Insured)	500,000	514,853
Nevada Dept. of Bus. & Industry Bonds Series 2020 A, 0.85%, tender 1/26/23 (b)(c)(e)	7,100,000	7,062,547
Washoe County Gas Facilities Rev. Bonds:
(Sierra Pacific Pwr. Co. Proj.) Series 2016 C, 0.625%, tender 4/15/22 (b)(c)	1,960,000	1,959,671
Series 2016 F, 2.05%, tender 4/15/22 (b)(c)	3,400,000	3,400,902
Series 2016, 2.05%, tender 4/15/22 (b)(c)	2,360,000	2,360,626
TOTAL NEVADA		26,803,306
New Hampshire - 0.0%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B, 5% 8/15/23	405,000	422,278
New Jersey - 5.3%
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 0% 11/1/22 (Assured Guaranty Muni. Corp. Insured)	1,645,000	1,629,724
Hudson County Gen. Oblig. Series 2020, 2% 11/15/22	10,000,000	10,043,563
New Jersey Econ. Dev. Auth. Motor Vehicle Rev. Series 2017 A, 4% 7/1/22	2,525,000	2,542,143
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Projs.) Series 2017 B, 5% 11/1/22	3,655,000	3,724,544
Series 2012 II, 5% 3/1/23	1,535,000	1,541,162
Series 2012, 5% 6/15/22 (Assured Guaranty Corp. Insured)	1,300,000	1,310,490
Series 2013:
5% 3/1/23	1,290,000	1,325,335
5% 3/1/24	15,560,000	15,983,271
Series 2014 UU, 5% 6/15/23	675,000	698,383
Series 2015 XX:
4% 6/15/22	100,000	100,517
4% 6/15/24	1,345,000	1,392,777
5% 6/15/22	940,000	946,703
5% 6/15/23	825,000	853,580
5% 6/15/24	500,000	528,407
Series 2016 AAA, 5% 6/15/23	625,000	646,651
Series 2018 FFF, 5% 6/15/23	500,000	517,321
Series 2019, 5.25% 9/1/24 (e)	7,700,000	8,220,002
New Jersey Edl. Facility Series 2016 C, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,060,895
New Jersey Gen. Oblig.:
Series 2020 A:
4% 6/1/23	11,190,000	11,443,166
5% 6/1/24	1,080,000	1,143,744
5% 6/1/25	500,000	541,622
Series 2021, 2% 6/1/25	1,585,000	1,561,478
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2012 1, 5% 12/1/22 (c)	1,385,000	1,408,249
Series 2014 A1 1, 5% 12/1/22 (c)	1,150,000	1,176,403
Series 2016 1A:
5% 12/1/22 (c)	3,500,000	3,580,356
5% 12/1/23 (c)	3,500,000	3,671,789
5% 12/1/24 (c)	4,400,000	4,721,448
Series 2017 1A, 5% 12/1/22 (c)	300,000	306,888
Series 2019 A:
5% 12/1/22	705,000	721,421
5% 12/1/24	555,000	596,292
Series 2020:
5% 12/1/22 (c)	1,550,000	1,585,069
5% 12/1/22 (c)	685,000	700,498
5% 12/1/24 (c)	1,100,000	1,178,886
Series 2021 A, 5% 12/1/24 (c)	330,000	353,666
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2021 B, 0.5% 11/1/23	1,815,000	1,770,978
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/22	4,330,000	4,351,957
5% 6/1/23	2,960,000	3,053,614
5% 6/1/24	2,400,000	2,525,605
5% 6/1/25	1,565,000	1,679,285
New Jersey Trans. Trust Fund Auth.:
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	410,000	419,850
Series 2006 A, 5.5% 12/15/22 (Assured Guaranty Muni. Corp. Insured)	1,250,000	1,284,133
Series 2006 C, 0% 12/15/24 (AMBAC Insured)	160,000	148,878
Series 2010 D, 5.25% 12/15/23	820,000	861,610
Series 2012 AA, 5% 6/15/22	660,000	664,706
Series 2014 AA, 5% 6/15/23	2,850,000	2,948,730
Series 2016 A, 5% 6/15/22	7,295,000	7,350,836
Series 2016 A1, 5% 6/15/24	975,000	1,035,877
Series 2016 A2, 5% 6/15/23	1,000,000	1,037,666
Series 2018 A:
5% 6/15/22	16,775,000	16,903,396
5% 6/15/23	3,240,000	3,362,039
5% 6/15/24	1,205,000	1,280,238
Series 2022 AA, 5% 6/15/24 (f)	1,090,000	1,150,176
Series A, 5.25% 12/15/23	350,000	367,760
Rutgers State Univ. Rev.:
Series 2018 N, 4% 5/1/23	700,000	717,222
Series Q, 5% 5/1/22	490,000	491,502
TOTAL NEW JERSEY		141,162,501
New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2021 1A, 5% 9/1/23 (c)	2,040,000	2,129,508
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2019 A, 4% 11/1/22	675,000	684,154
TOTAL NEW MEXICO		2,813,662
New York - 1.7%
Albany County Arpt. Auth. Arpt. Rev. Series 2020 B, 5% 12/15/22 (c)	1,000,000	1,023,007
Dorm. Auth. New York Univ. Rev. Series 2012 B, 5% 7/1/30 (Pre-Refunded to 7/1/22 @ 100)	500,000	504,793
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2012 B, 5% 9/1/22	1,390,000	1,412,247
Series 2017, 5% 9/1/22 (Escrowed to Maturity)	500,000	507,899
Nassau County Local Econ. Assistance Corp. Multifamily Hsg. Rev. Bonds (Park Lake Hempstead, L.P. Proj.) Series 2021, 0.3%, tender 11/1/23 (b)	7,810,000	7,563,488
New York City Gen. Oblig.:
Series 1, 5% 8/1/23	5,060,000	5,280,694
Series 2012 A1, 5% 8/1/23	750,000	753,252
Series 2013 D, 5% 8/1/23	475,000	487,829
Series 2015 B, 5% 8/1/23	430,000	448,755
Series 2019 E, 5% 8/1/23	685,000	714,877
Series 2021 F1:
3% 3/1/23	300,000	304,012
5% 3/1/23	545,000	562,082
Series A:
5% 8/1/22	2,000,000	2,026,184
5% 8/1/23	2,155,000	2,248,991
Series C, 5% 8/1/22	1,500,000	1,519,638
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) Series 2021 A, 5% 1/1/24 (Assured Guaranty Corp. Insured)	675,000	708,552
Series 2021 A, 5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	600,000	656,527
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2016 A, 5% 11/15/22	1,000,000	1,021,997
New York Metropolitan Trans. Auth. Rev.:
Series 2012 F, 5% 11/15/23	1,875,000	1,911,874
Series 2015 A1, 5% 11/15/22	1,910,000	1,949,716
Series 2015 F, 5% 11/15/22	1,720,000	1,755,765
Series 2016 A2, 5% 11/15/22	455,000	464,461
Series 2017 B, 5% 11/15/22	1,000,000	1,020,794
Series 2017 C1, 5% 11/15/25	1,045,000	1,136,597
Series 2017 D, 5% 11/15/23	790,000	827,162
Series 2020 A, 5% 2/1/23	4,765,000	4,880,772
New York State Dorm. Auth.:
Series 2012 A:
5% 12/15/23	215,000	219,837
5% 12/15/23 (Pre-Refunded to 12/15/22 @ 100)	285,000	292,291
Series 2018 A, 5% 3/15/23 (Escrowed to Maturity)	710,000	733,135
New York State Urban Dev. Corp. Series 2020 C, 5% 3/15/23	515,000	531,546
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A, 5% 4/1/22 (c)	1,500,000	1,500,000
Onondaga Civic Dev. Corp. (St. Joseph's Hosp. Health Ctr. Proj.) Series 2012, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	875,000	883,388
Syracuse Reg'l. Arpt. Auth. Series 2021, 5% 7/1/24 (c)	770,000	812,036
TOTAL NEW YORK		46,664,198
New York And New Jersey - 1.0%
Port Auth. of New York & New Jersey:
Series 188, 5% 5/1/24 (c)	1,990,000	2,098,280
Series 189, 5% 5/1/23	280,000	289,889
Series 2013:
5% 12/1/22 (c)	6,515,000	6,661,969
5% 12/1/22	235,000	240,552
Series 2014 185, 5% 9/1/22 (c)	600,000	608,932
Series 2015 194, 5% 10/15/23	500,000	524,110
Series 202, 5% 10/15/22 (c)	1,250,000	1,273,448
Series 2021 226:
5% 10/15/22 (c)	2,875,000	2,928,930
5% 10/15/23 (c)	3,450,000	3,607,803
Series 207, 5% 9/15/23 (c)	870,000	907,931
Series 223:
5% 7/15/22 (c)	2,250,000	2,273,633
5% 7/15/23 (c)	2,150,000	2,234,277
5% 7/15/24 (c)	3,250,000	3,442,862
TOTAL NEW YORK AND NEW JERSEY		27,092,616
North Carolina - 0.4%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 B, 5%, tender 12/2/24 (b)	2,525,000	2,706,917
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41 (Pre-Refunded to 5/1/22 @ 100)	2,200,000	2,206,777
North Carolina Grant Anticipation Rev. Series 2017, 5% 3/1/23	435,000	448,514
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series 2019 B, 2.2%, tender 12/1/22 (b)	2,860,000	2,864,991
North Carolina Med. Care Commission Hosp. Rev. Bonds Series 2021 B, 5%, tender 2/1/26 (b)	1,395,000	1,533,368
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2020 A, 5% 5/1/22 (c)	800,000	802,292
TOTAL NORTH CAROLINA		10,562,859
Ohio - 0.4%
Allen County Hosp. Facilities Rev. Series 2017 A, 5% 8/1/22	865,000	875,466
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (b)	980,000	1,015,286
Miami Univ. Series 2022 A, 5% 9/1/23 (f)	915,000	950,430
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.) Series 2021, 5% 8/1/24	200,000	213,253
Ohio Gen. Oblig. Series 2021 A:
5% 3/1/23	510,000	526,079
5% 3/1/23	1,000,000	1,031,527
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2016, 5% 12/1/22	1,350,000	1,382,166
(Univ. of Dayton 2018 Proj.) Series 2018 A, 5% 12/1/22	460,000	470,316
Series A, 5% 12/1/22	520,000	532,494
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/23	830,000	851,826
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Projs.) Series 2022 A, 5% 2/15/25 (f)	1,840,000	1,949,666
Univ. of Cincinnati Gen. Receipts Series 2012 C, 5% 6/1/23 (Pre-Refunded to 12/1/22 @ 100)	465,000	475,924
TOTAL OHIO		10,274,433
Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2015 A, 5% 8/15/22	450,000	456,043
Univ. of Oklahoma Gen. Rev. Series 2021 A:
5% 7/1/22 (Assured Guaranty Muni. Corp. Insured)	1,955,000	1,973,789
5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	1,190,000	1,237,800
TOTAL OKLAHOMA		3,667,632
Oregon - 0.2%
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2000 A, 2.4%, tender 5/2/22 (b)(c)	735,000	735,170
Port of Portland Arpt. Rev.:
Series 2022:
5% 7/1/24 (c)	2,000,000	2,115,926
5% 7/1/25 (c)	1,310,000	1,414,018
Series 24B, 5% 7/1/23 (c)	1,095,000	1,135,955
TOTAL OREGON		5,401,069
Pennsylvania - 1.7%
Bucks Co. Indl. Dev. Auth. Solid Waste Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 2.75%, tender 12/1/22 (b)(c)	3,200,000	3,216,208
Coatesville Area School District Series 2017, 5% 8/1/23 (Assured Guaranty Muni. Corp. Insured)	890,000	926,426
Geisinger Auth. Health Sys. Rev. Series 2020 A, 5% 4/1/22	3,510,000	3,510,000
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (b)	1,925,000	1,925,926
Series B, 1.8%, tender 8/15/22 (b)	5,040,000	5,042,045
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. Series 2012 A, 5% 6/1/31 (Pre-Refunded to 6/1/22 @ 100)	495,000	498,126
Pennsylvania Econ. Dev. Fing. Auth. Series 2021 A:
4% 10/15/23	700,000	722,695
4% 10/15/24	850,000	890,061
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2016, 5% 3/15/24	1,250,000	1,319,969
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2019 B2, 0.3%, tender 7/15/22 (b)(c)	3,100,000	3,090,857
(Waste Mgmt., Inc. Proj.):
Series 2017 A, 0.58%, tender 8/1/24 (b)(c)	900,000	859,236
Series 2021 A, SIFMA Municipal Swap Index + 0.400% 0.91%, tender 6/3/24 (b)(c)(d)	2,845,000	2,831,973
Series 2011, 2.15%, tender 7/1/24 (b)(c)	850,000	841,708
Pennsylvania Gen. Oblig.:
Series 2012, 5% 7/1/22	1,600,000	1,615,969
Series 2016, 5% 2/1/23	975,000	1,003,540
Series 2019, 5% 7/15/22	1,000,000	1,011,504
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2017, 5% 5/1/22	2,000,000	2,006,084
Pennsylvania Hsg. Fin. Agcy.:
Series 2021 135 B:
5% 4/1/23 (c)	330,000	340,009
5% 4/1/24 (c)	230,000	241,960
5% 4/1/25 (c)	380,000	407,813
Series 2021 137:
0.2% 10/1/22	550,000	547,292
0.4% 4/1/23	285,000	281,184
Series 2022 138:
5% 4/1/23	840,000	867,413
5% 10/1/23	1,135,000	1,189,061
5% 4/1/24	1,060,000	1,122,996
5% 10/1/24	1,970,000	2,112,669
5% 10/1/25	1,100,000	1,203,160
Pennsylvania Tpk. Commission Tpk. Rev. Series 2012 A, 5% 12/1/23	800,000	816,792
Philadelphia Arpt. Rev.:
Series 2017 B:
5% 7/1/22 (c)	1,500,000	1,512,422
5% 7/1/23 (c)	700,000	723,728
Series 2020 C, 5% 7/1/22 (c)	1,755,000	1,769,534
Series 2021, 5% 7/1/24 (c)	945,000	997,650
Philadelphia Auth. for Indl. Dev. Series 2015, 5% 4/1/22	425,000	425,000
Philadelphia Gas Works Rev. Series 15, 5% 8/1/23	780,000	811,610
TOTAL PENNSYLVANIA		46,682,620
Rhode Island - 0.1%
Rhode Island Commerce Corp. Series 2016 A, 5% 6/15/22	1,755,000	1,768,751
South Carolina - 1.1%
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	24,205,000	24,928,291
South Carolina Ports Auth. Ports Rev. Series 2019 B, 5% 7/1/23 (c)	1,000,000	1,037,402
South Carolina Pub. Svc. Auth. Rev. Series 2015 C, 5% 12/1/22	1,560,000	1,596,441
Spartanburg County Reg'l. Health Series 2022:
5% 4/15/22	1,585,000	1,586,920
5% 4/15/23	410,000	422,827
TOTAL SOUTH CAROLINA		29,571,881
Tennessee - 1.3%
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/22	900,000	907,520
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2020 B, 5% 7/1/22 (c)	700,000	706,314
Metropolitan Gov Nashvle&David Ind. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.58%, tender 8/1/24 (b)(c)	900,000	859,236
Metropolitan Nashville Arpt. Auth. Rev. Series 2015 B, 5% 7/1/23 (c)	680,000	705,178
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	21,250,000	22,606,328
Tennessee Hsg. Dev. Agcy. Residential Series 2021 3B, 0.25% 7/1/22	9,200,000	9,195,500
TOTAL TENNESSEE		34,980,076
Texas - 4.3%
Austin Arpt. Sys. Rev.:
Series 2019 B, 5% 11/15/22 (c)	1,200,000	1,224,846
Series 2019:
5% 11/15/22 (c)	3,125,000	3,189,704
5% 11/15/23 (c)	655,000	685,355
5% 11/15/24 (c)	500,000	534,129
Austin Wtr. & Wastewtr. Sys. Rev. Series 2015 A, 5% 11/15/22	500,000	511,348
Corpus Christi Util. Sys. Rev. Series 2012, 5% 7/15/22	500,000	505,566
Crandall Independent School District Series 2021 A, 0% 8/15/24	765,000	715,450
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 E, 5% 11/1/23 (c)	10,750,000	11,238,328
Series 2020 B, 5% 11/1/22	1,035,000	1,056,198
El Paso Gen. Oblig.:
Series 2021 B:
5% 8/15/22	210,000	212,975
5% 8/15/23	300,000	313,089
Series 2021 C:
5% 8/15/22	735,000	745,414
5% 8/15/23	335,000	349,616
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B, 5%, tender 12/1/22 (b)	2,385,000	2,442,469
Series 2019 C, SIFMA Municipal Swap Index + 0.420% 0.93%, tender 4/7/22 (b)(d)	9,535,000	9,534,158
Series 2013 B, SIFMA Municipal Swap Index + 0.900% 1.41% 6/1/22 (b)(d)	900,000	900,747
Series 2014 A, 5% 12/1/22	505,000	516,695
Houston Arpt. Sys. Rev. Series 2012 A, 5% 7/1/31 (Pre-Refunded to 7/1/22 @ 100) (c)	825,000	832,807
Houston Independent School District Series 2016 A, 5% 2/15/23	725,000	746,646
Love Field Arpt. Modernization Rev. Series 2021:
5% 11/1/22 (c)	320,000	326,275
5% 11/1/23 (c)	2,330,000	2,435,842
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2015:
5% 5/15/22	1,150,000	1,155,256
5% 5/15/24	1,080,000	1,148,069
Series 2018, 5% 5/15/24	2,095,000	2,227,042
Series 2019, 5% 5/15/23	1,335,000	1,383,219
Series 2020:
5% 5/15/22	885,000	889,045
5% 5/15/23	385,000	398,906
5% 5/15/25	570,000	620,064
Series 2021 A, 5% 5/15/23	1,190,000	1,232,982
Series 2013, 5% 5/15/22	505,000	507,308
Series 2015 B, 5% 5/15/23	1,000,000	1,036,119
Series 2019, 5% 5/15/22	675,000	678,085
Series 2020:
5% 5/15/23	1,500,000	1,554,179
5% 5/15/24	760,000	807,901
Series 2022, 5% 5/15/24 (Assured Guaranty Muni. Corp. Insured)	1,630,000	1,732,734
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2018, 0.885%, tender 7/1/24 (b)(c)	6,835,000	6,799,358
Series 2020 A, 1%, tender 6/1/22 (b)(c)	32,900,000	32,881,418
Series 2020 B, 1%, tender 6/1/22 (b)(c)	7,700,000	7,695,651
North Texas Tollway Auth. Rev.:
Series 2014:
5% 1/1/24	630,000	663,758
5% 1/1/24 (Escrowed to Maturity)	310,000	326,940
Series 2017 A, 5% 1/1/24	1,865,000	1,910,295
Series 2021 B, 5% 1/1/26	1,150,000	1,266,151
Port Arthur Independent School District Series 2015 A, 5% 2/15/25	600,000	650,718
Port of Houston Auth. Series 2021:
5% 10/1/22	1,750,000	1,782,959
5% 10/1/23	440,000	461,091
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/22 (c)	560,000	564,982
5% 7/1/22 (c)	545,000	549,849
5% 7/1/23 (c)	445,000	461,476
5% 7/1/23 (c)	400,000	414,810
San Antonio Elec. & Gas Sys. Rev. Series 2022, 5% 2/1/26	905,000	996,861
Texas A&M Univ. Rev. Series 2015 B, 5% 5/15/22	850,000	854,014
Wylie Independent School District Series 2020 A, 0% 8/15/23	2,985,000	2,915,006
TOTAL TEXAS		115,583,903
Utah - 0.3%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2018 A, 5% 7/1/22 (Escrowed to Maturity)	625,000	630,991
Salt Lake City Arpt. Rev.:
Series 2017 A, 5% 7/1/22 (c)	1,390,000	1,401,990
Series 2017 B, 5% 7/1/22	1,100,000	1,110,328
Series 2021 A:
5% 7/1/24 (c)	1,000,000	1,055,715
5% 7/1/25 (c)	1,325,000	1,425,060
Utah County Hosp. Rev.:
Bonds Series 2018 B2, 5%, tender 8/1/24 (b)	970,000	1,023,130
Series 2016 A, 5% 5/15/22	540,000	542,531
TOTAL UTAH		7,189,745
Virginia - 0.4%
Gloucester County Indl. Dev. Auth. Bonds Series 2003 A, 2.4%, tender 5/2/22 (b)(c)	900,000	900,195
Halifax County Indl. Dev. Auth. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 0.45%, tender 4/1/22 (b)	4,435,000	4,435,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2008 C, 1.8%, tender 4/1/22 (b)	2,900,000	2,900,000
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (b)	1,795,000	1,754,972
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (b)	1,100,000	1,098,331
TOTAL VIRGINIA		11,088,498
Washington - 0.7%
King County Hsg. Auth. Rev. Series 2021, 2% 6/1/22	300,000	300,396
Port of Seattle Rev.:
Series 2016 B, 5% 10/1/22 (c)	900,000	916,054
Series 2018 B, 5% 5/1/24 (c)	875,000	924,986
Series 2019:
5% 4/1/24 (c)	760,000	803,330
5% 4/1/25 (c)	525,000	566,896
Series 2021 C:
5% 8/1/22 (c)	2,240,000	2,267,844
5% 8/1/23 (c)	2,640,000	2,750,176
5% 8/1/24 (c)	2,795,000	2,972,339
Series 2021:
5% 9/1/23 (c)	2,100,000	2,189,746
5% 9/1/24 (c)	2,220,000	2,370,908
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (c)	845,000	876,313
Washington Gen. Oblig. Series R 2013 A, 5% 7/1/24	600,000	605,707
Washington Health Care Facilities Auth. Rev. Series 2015 B, 4% 8/15/22	525,000	530,558
TOTAL WASHINGTON		18,075,253
West Virginia - 0.6%
Mason Co. Poll. Cont. Rev. (Appalachian Pwr. Co. Proj.) Series 2003 L, 2.75% 10/1/22	17,005,000	17,068,107
Wisconsin - 0.6%
Milwaukee County Arpt. Rev. Series 2016 A, 5% 12/1/22 (c)	1,820,000	1,859,965
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A1, 0.45%, tender 5/2/22 (b)(c)	13,300,000	13,291,150
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C, 0.61%, tender 5/1/24 (b)	305,000	293,600
TOTAL WISCONSIN		15,444,715
Wyoming - 0.1%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/22	225,000	225,511
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2020 3, 5% 12/1/22 (c)	1,195,000	1,221,241
TOTAL WYOMING		1,446,752
TOTAL MUNICIPAL BONDS (Cost $1,305,950,550)		1,289,586,296

Municipal Notes - 43.1%
	Principal Amount (a)	Value ($)
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.67% 4/7/22, VRDN (b)(c)	1,760,000	1,760,000
Arizona - 1.2%
Arizona St Indl. Dev. Auth. Multi Participating VRDN:
Series Floater MIZ 90 88, 0.76% 5/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	21,000,000	21,000,000
Series XF 10 91, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(g)(h)	2,000,000	2,000,000
Maricopa County Indl. Dev. Auth. Participating VRDN Series 2021 XG 03 09, 0.63% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,500,000	1,500,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series XM 08 23, 0.63% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	3,150,000	3,150,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series XF 10 96, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	5,040,000	5,040,000
TOTAL ARIZONA		32,690,000
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 0.67% 4/7/22, VRDN (b)(c)	2,600,000	2,600,000
California - 5.9%
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floaters XF 10 82, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	17,000,000	17,000,000
California Statewide Cmntys. Dev. Auth. Rev. Series 2004 I, 0.21% tender 7/13/22, CP mode	9,000,000	8,982,592
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. Participating VRDN:
Series 2022 MIZ 90 89, 0.71% 4/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(g)(h)	24,100,000	24,100,000
Series 2022 MIZ 90 90, 0.71% 4/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(g)(h)	23,200,000	23,200,000
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.76% 5/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	9,700,000	9,700,000
Sacramento City Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 00, 0.57% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	24,165,000	24,165,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XM 06 75, 0.63% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	3,300,000	3,300,000
Series XF 10 32, 0.57% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	3,865,000	3,865,000
Series XM 09 16, 0.6% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	5,500,000	5,500,000
Series ZM 06 42, 0.6% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	4,360,000	4,360,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN:
Series DBE 8059, 0.91% 5/31/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	8,300,000	8,300,000
Series MIZ 90 63, 0.76% 5/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	23,330,000	23,330,000
Univ. of California Revs. Participating VRDN Series Floaters XM 04 34, 0.54% 4/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	700,000	700,000
TOTAL CALIFORNIA		156,502,592
Colorado - 1.4%
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 0.86% 4/7/22, LOC Deutsche Bank AG, VRDN (b)	1,910,000	1,910,000
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater 2021 MIZ 90 68, 0.76% 5/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	300,000	300,000
Denver City & County Arpt. Rev. Participating VRDN:
Series Floaters XL 00 90, 0.63% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	14,330,000	14,330,000
Series Floaters XM 07 15, 0.61% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	20,345,000	20,345,000
TOTAL COLORADO		36,885,000
Delaware, New Jersey - 0.4%
Delaware River & Bay Auth. Rev. Participating VRDN Series XF 08 18, 0.65% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	11,200,000	11,200,000
Florida - 2.1%
Broward County Arpt. Sys. Rev. Participating VRDN:
Series XL 01 36, 0.64% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	6,330,000	6,330,000
Series XM 08 95, 0.64% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	1,800,000	1,800,000
Broward County Port Facilities Rev. Participating VRDN Series XM 07 80, 0.64% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	7,500,000	7,500,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN:
Series Floaters XF 05 77, 0.7% 4/7/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(g)(h)	6,665,000	6,665,000
Series XM 08 91, 0.64% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	8,700,000	8,700,000
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN:
Series Floater MIZ 90 87, 0.76% 5/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,900,000	1,900,000
Series MIZ 90 72, 0.76% 5/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	800,000	800,000
Miami-Dade County Aviation Rev. Participating VRDN Series XM 08 70, 0.64% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	4,465,000	4,465,000
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series 2021 XF 12 61, 0.63% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	3,200,000	3,200,000
Tampa Hosp. Rev. Participating VRDN:
Series XM 08 85, 0.65% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	7,625,000	7,625,000
Series XM 08 86, 0.65% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	6,300,000	6,300,000
TOTAL FLORIDA		55,285,000
Georgia - 0.1%
Griffin-Spalding County Hosp. Participating VRDN Series Floaters XL 00 76, 0.68% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	900,000	900,000
Gwinnett County Dev. Auth. Indl. Dev. Rev. Series 2007, 0.64% 4/7/22, LOC Truist Bank, VRDN (b)(c)	510,000	510,000
TOTAL GEORGIA		1,410,000
Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Participating VRDN Series XF 07 65, 0.64% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	6,980,000	6,980,000
Illinois - 3.2%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XL 00 49, 0.61% 4/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	12,665,000	12,665,000
Series XM 08 79, 0.64% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	4,900,000	4,900,000
Series XM 08 84, 0.64% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	4,900,000	4,900,000
Series XM 09 17, 0.64% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	7,420,000	7,420,000
Series XM 09 18, 0.64% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	4,900,000	4,900,000
Chicago Transit Auth. Participating VRDN:
Series 20 XF 28 97, 0.61% 4/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,100,000	2,100,000
Series XF 29 13, 0.61% 4/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	6,300,000	6,300,000
Series XM 09 03, 0.65% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	770,000	770,000
Series XM 09 05, 0.65% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,700,000	2,700,000
Cook County Gen. Oblig. Participating VRDN Series 2015 XF0124, 0.65% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	3,720,000	3,720,000
Deutsche Spears/Lifers Trust Participating VRDN Series 2016 XG 00 93, 0.69% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(g)(h)	5,500,000	5,500,000
Illinois Gen. Oblig. Participating VRDN Series Floaters XM 01 86, 0.66% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	12,810,000	12,810,000
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series XF 10 87, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	6,545,000	6,545,000
Metropolitan Pier & Exposition Participating VRDN Series XF 09 65, 0.63% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	11,057,000	11,057,000
TOTAL ILLINOIS		86,287,000
Indiana - 0.1%
Indianapolis Local Pub. Impt. Participating VRDN Series XM 09 27, 0.61% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,900,000	1,900,000
Kentucky - 2.7%
Hopkinsville Indl. Bldg. Rev. Series 2006, 0.64% 4/7/22, LOC Truist Bank, VRDN (b)(c)	830,000	830,000
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series XM 09 19, 0.63% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,710,000	2,710,000
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series XF 10 93, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	8,300,000	8,300,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 0.5% 4/1/22, VRDN (b)(c)	15,800,000	15,800,000
Series 2020 B1, 0.5% 4/1/22, VRDN (b)(c)	45,520,000	45,520,000
TOTAL KENTUCKY		73,160,000
Louisiana - 0.7%
Louisiana Hsg. Corp. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 53, 0.76% 5/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,400,000	1,400,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.65% 4/7/22, VRDN (b)	18,000,000	18,000,000
TOTAL LOUISIANA		19,400,000
Maine - 0.1%
Maine Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series XM 08 98, 0.63% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,000,000	2,000,000
Maryland - 0.0%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 1995, 0.61% 4/7/22 (Liquidity Facility Manufacturers & Traders Trust Co.), VRDN (b)	945,000	945,000
Massachusetts - 0.7%
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 0.71% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	8,600,000	8,600,000
Massachusetts Port Auth. Rev. Participating VRDN Series XM 08 51, 0.61% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	8,950,000	8,950,000
TOTAL MASSACHUSETTS		17,550,000
Michigan - 0.6%
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Participating VRDN Series XM 08 93, 0.63% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	13,675,000	13,675,000
Michigan Bldg. Auth. Rev. Series 2020 III, 0.58% 5/2/23, VRDN (b)	3,500,000	3,500,000
TOTAL MICHIGAN		17,175,000
Minnesota - 0.2%
Duluth Minn Hsg. & Redev. Auth. MultiFamily Hsg. Rev. Participating VRDN Series 2021 XF 11 30, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,600,000	1,600,000
Minneapolis Health Care Sys. Rev. Participating VRDN Series XM 08 72, 0.65% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,000,000	2,000,000
Minnesota Rural Wtr. Fin. Auth. BAN Series 2021 B, 0.3% 8/1/22	1,200,000	1,195,068
TOTAL MINNESOTA		4,795,068
Missouri - 2.1%
Kansas City Indl. Dev. Auth. Participating VRDN:
Series XL 01 50, 0.59% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	15,000,000	15,000,000
Series XM 09 21, 0.63% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	21,230,000	21,230,000
Kansas City Planned Indl. Expansion Participating VRDN Series Floater MIZ 90 86, 0.76% 5/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,500,000	1,500,000
Lees Summit Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 55, 0.76% 5/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	500,000	500,000
Mercy Health Participating VRDN Series Floaters XL 00 80, 0.63% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	11,295,000	11,295,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series XG 01 76, 0.63% 4/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	6,695,000	6,695,000
TOTAL MISSOURI		56,220,000
Montana - 0.1%
Cascade County Indl. Dev. Rev. Series 2007, 0.67% 4/7/22, LOC Wells Fargo Bank NA, VRDN (b)(c)	865,000	865,000
Montana Board of Hsg. Participating VRDN Series Floater MIZ 90 62, 0.76% 5/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,110,000	1,110,000
TOTAL MONTANA		1,975,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 0.67% 4/7/22, VRDN (b)(c)	5,600,000	5,600,000
Series 1998, 0.67% 4/7/22, VRDN (b)(c)	125,000	125,000
TOTAL NEBRASKA		5,725,000
Nevada - 0.3%
Nevada Hsg. Division Participating VRDN Series 2022 MIZ 90 91, 0.76% 5/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	8,600,000	8,600,000
New Jersey - 1.7%
Borough of Mountainside Gen. Oblig. BAN Series 2021, 2% 4/29/22	2,354,000	2,355,507
Borough of Roseland BAN Series 2021, 2% 4/29/22	3,298,968	3,301,080
Lacey Township Gen. Oblig. BAN Series 2021 B, 1.5% 5/19/22	2,200,000	2,201,264
Milville Swr. and Wtr. Util. BAN Series 2021, 2% 5/4/22	5,213,000	5,216,907
New Jersey Bldg. Auth. State Bldg. Rev. Participating VRDN Series Floaters XF 05 53, 0.68% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	3,750,000	3,750,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series Floaters ZM 05 66, 0.65% 4/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	3,565,000	3,565,000
Series XM 09 10, 0.64% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,500,000	2,500,000
Series XM 09 12, 0.64% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,700,000	1,700,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series XF 09 75, 0.68% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,900,000	2,900,000
Series XM 09 29, 0.68% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,600,000	1,600,000
Newark Gen. Oblig. BAN Series 2021 C, 1.25% 7/25/22	1,100,000	1,100,087
Roselle County of Union BAN Series 2021 A, 1.5% 7/20/22	2,000,000	2,000,963
Springfield Township Gen. Oblig. BAN Series 2021, 2% 7/29/22	6,300,000	6,312,965
West Orange Gen. Oblig. BAN Series 2021, 2% 11/11/22	8,100,000	8,117,594
TOTAL NEW JERSEY		46,621,367
New York - 7.2%
Connetquot Central School District BAN Series 2021, 1.25% 7/27/22	800,000	799,868
Hempstead Union Free School District BAN Series 2021 A, 1.5% 11/30/22	11,700,000	11,687,369
New York Liberty Dev. Corp. Participating VRDN:
Series XF 12 42, 0.61% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	18,500,000	18,500,000
Series XM 08 44, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	8,165,000	8,165,000
New York Metropolitan Trans. Auth. Rev.:
BAN:
Series 2019 B, 5% 5/15/22	56,890,000	57,126,355
Series 2019 D1, 5% 9/1/22	66,505,000	67,423,447
Participating VRDN:
Series XM 09 35, 0.69% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,590,000	1,590,000
Series ZF 02 18, 0.69% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	8,100,000	8,100,000
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series XM 08 30, 0.64% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	4,200,000	4,200,000
Series XM 08 80, 0.64% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	3,000,000	3,000,000
New York Trans. Dev. Corp. Participating VRDN Series XL 01 68, 0.63% 4/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	500,000	500,000
Oneida County Indl. Dev. Agcy. Rev. (Mohawk Valley Cmnty. College Dorm. Corp. Proj.) Series 2004 A, 0.58% 4/7/22, LOC Manufacturers & Traders Trust Co., VRDN (b)	1,000,000	1,000,000
Putnam County Indl. Dev. Agcy. Rev. Series 2006 A, 0.69% 4/7/22, LOC Citizens Bank NA, VRDN (b)	2,010,000	2,010,000
Rockland County Indl. Dev. Agcy. Participating VRDN Series XF 11 32, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,400,000	2,400,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series RBC 16 ZM 0138, 0.62% 4/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	4,900,000	4,900,000
TOTAL NEW YORK		191,402,039
Ohio - 0.6%
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. Participating VRDN Series XF 10 92, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	12,200,000	12,200,000
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters XL 00 57, 0.61% 4/7/22 (Liquidity Facility Cr. Suisse AG) (b)(g)(h)	1,900,000	1,900,000
Whitehall Spl. Oblig. Nontax Rev. BAN Series 2021 A, 1.5% 12/7/22	3,100,000	3,097,806
TOTAL OHIO		17,197,806
Oklahoma - 0.5%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 B, 0.76% 4/7/22, VRDN (b)	12,115,000	12,115,000
Oregon - 0.2%
Oregon St Hsg. & Cmnty. Svcs. Dep Participating VRDN Series 2021 XF 11 23, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	4,830,000	4,830,000
Pennsylvania - 0.9%
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Participating VRDN Series XF 10 95, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	12,790,000	12,790,000
Philadelphia Auth. Indl. Mrf Participating VRDN Series MIZ 90 51, 0.76% 5/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	2,430,000	2,430,000
Philadelphia Auth. for Indl. Dev. Series 2017 B, 0.74% 4/7/25, VRDN (b)	4,700,000	4,700,000
Philadelphia Gas Works Rev. Participating VRDN Series YX 11 52, 0.59% 4/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	4,985,000	4,985,000
TOTAL PENNSYLVANIA		24,905,000
South Carolina - 0.8%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 0.67% 4/7/22, VRDN (b)(c)	1,200,000	1,200,000
Greenville Hosp. Sys. Facilities Rev. Participating VRDN Series XF 01 45, 0.66% 4/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	3,100,000	3,100,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2021 XF 12 43, 0.66% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,455,000	1,455,000
Series 2021 XL 01 85, 0.61% 4/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	1,350,000	1,350,000
Series Floaters XM 03 84, 0.65% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	8,800,000	8,800,000
Series XL 01 54, 0.61% 4/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,810,000	2,810,000
Series YX 11 57, 0.61% 4/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,790,000	2,790,000
TOTAL SOUTH CAROLINA		21,505,000
South Dakota - 0.6%
South Dakota Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series XG 03 02, 0.59% 4/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	1,600,000	1,600,000
Series XM 08 97, 0.63% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	13,720,000	13,720,000
TOTAL SOUTH DAKOTA		15,320,000
Tennessee - 0.6%
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Participating VRDN Series XF 10 97, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	9,800,000	9,800,000
Metropolitan Nashville Arpt. Auth. Rev. Participating VRDN Series 2022 ZF 29 74, 0.63% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	5,000,000	5,000,000
TOTAL TENNESSEE		14,800,000
Texas - 5.1%
Austin Affordable Pfc, Inc. Multifamily Hsg. Rev. Participating VRDN Series XF 11 19, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	3,500,000	3,500,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. Participating VRDN Series XF 11 31, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,580,000	2,580,000
Hurst Participating VRDN Series XF 10 94, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	3,780,000	3,780,000
Lower Colorado River Auth. Rev. TRAN (LCRA Transmission Svcs. Corp. Proj.) Series 2012 A, 5% 5/15/22	2,765,000	2,777,638
Mission Econ. Dev. Corp. Idr (CMI Proj.) Series 2007, 0.67% 4/7/22, LOC Wells Fargo Bank NA, VRDN (b)(c)	530,000	530,000
North Central Texas Hsg. Fin. Corp. Mu Participating VRDN Series XF 10 99, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,100,000	1,100,000
North Texas Tollway Auth. Rev. Participating VRDN:
Series 2021 XF 12 25, 0.63% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,745,000	2,745,000
Series XF 12 21, 0.63% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,865,000	1,865,000
Series XM0085, 0.61% 4/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	17,200,000	17,200,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 0.64% 4/7/22, VRDN (b)(c)	89,185,000	89,185,000
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series XF 10 98, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,900,000	2,900,000
Texas Private Activity Bond Surface Trans. Corp. Participating VRDN Series XM 07 56, 0.7% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(g)(h)	4,100,000	4,100,000
Trinity Riv Pub. Facilities Corp. Tex M Participating VRDN Series XF 10 83, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	3,500,000	3,500,000
TOTAL TEXAS		135,762,638
Utah - 1.5%
Salt Lake City Arpt. Rev. Participating VRDN:
Series 17 XM 0493, 0.63% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	12,300,000	12,300,000
Series 2021 XG 03 43, 0.61% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	9,800,000	9,800,000
Series Floaters XM 06 99, 0.63% 4/7/22 (Liquidity Facility Cr. Suisse AG) (b)(c)(g)(h)	8,100,000	8,100,000
Series XM 08 82, 0.64% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	2,700,000	2,700,000
Utah Hsg. Corp. Multi-family Hsg. Rev. Participating VRDN Series 2021 XF 11 00, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	8,300,000	8,300,000
TOTAL UTAH		41,200,000
Washington - 0.6%
Seattle Hsg. Auth. Rev. (Douglas Apts. Proj.) Series 2008, 0.67% 4/7/22, LOC KeyBank NA, VRDN (b)	1,000,000	1,000,000
Washington Convention Ctr. Pub. Facilities Participating VRDN Series Floaters ZM 06 79, 0.81% 4/7/22 (Liquidity Facility Citibank NA) (b)(g)(h)	1,800,000	1,800,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 0.69% 5/12/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	9,255,000	9,255,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series XM 08 83, 0.63% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	3,000,000	3,000,000
TOTAL WASHINGTON		15,055,000
West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 0.75% 4/7/25, VRDN (b)	1,225,000	1,225,000
Wisconsin - 0.2%
Pub. Fin. Auth. Mulfa Hs Rev. Participating VRDN Series 2022 MIZ 90 92, 0.76% 5/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	3,245,000	3,245,000
Pub. Fin. Auth. Hosp. Rev. Participating VRDN Series XM 09 14, 0.63% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,950,000	1,950,000
Wisconsin Ctr. District Tax Rev. Participating VRDN Series 2021 XF 12 22, 0.65% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	400,000	400,000
TOTAL WISCONSIN		5,595,000
TOTAL MUNICIPAL NOTES (Cost $1,149,094,908)		1,148,578,510

Money Market Funds - 8.4%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 0.47% (j)(k) (Cost $222,328,337)	222,285,765	222,330,221

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $2,677,373,795)	2,660,495,027
NET OTHER ASSETS (LIABILITIES) - 0.1%	3,100,002
NET ASSETS - 100.0%	2,663,595,029

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,008,095 or 0.6% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Provides evidence of ownership in one or more underlying municipal bonds.
(h)	Coupon rates are determined by re-marketing agents based on current market conditions.
(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,700,000 or 0.4% of net assets.

(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.76% 5/5/22 (Liquidity Facility Mizuho Cap. Markets LLC)	8/14/20	9,700,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 0.47%	111,289,220	315,101,001	204,060,000	81,934	-	-	222,330,221	12.4%
Total	111,289,220	315,101,001	204,060,000	81,934	-	-	222,330,221

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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